Income Taxes (Details) - Schedule of income taxes differs from the statutory federal rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income taxes differs from the statutory federal rate [Abstract]
Expected income tax benefit at Federal statutory tax rate	$ (717,640)	$ (335,888)
State and local taxes, net of Federal tax benefit	(91,233)	(94,768)
State rate adjustment	119,413
Other	13,730	4,884
Change in valuation allowance	675,730	425,772
Provision for income taxes